Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	InflaRx N.V.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001708688
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-38283
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Postal Zip Code	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE